Discontinued Operations	12 Months Ended
May 27, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS
For fiscal 2012, 2011 and 2010, all gains and losses on disposition, impairment charges and disposal costs related to the closure and disposition of Smokey Bones and Rocky River Grillhouse restaurants and closure of nine Bahama Breeze restaurants in fiscal 2007 and 2008 have been aggregated to a single caption entitled losses from discontinued operations, net of tax benefit in our consolidated statements of earnings and are comprised of the following:

(in millions)	Fiscal Year
	2012	2011	2010
Sales	$—	$—	$—
Losses before income taxes	(1.7)	(3.9)	(4.0)
Income tax benefit	0.7	1.5	1.5
Net losses from discontinued operations	$(1.0)	$(2.4)	$(2.5)

As of May 27, 2012 and May 29, 2011, we had $5.6 million and $7.8 million, respectively, of assets associated with the closed restaurants reported as discontinued operations, which are included in land, buildings and equipment, net on the accompanying consolidated balance sheets.